FINANCIAL RISK MANAGEMENT (Financial assets and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	[1]	Dec. 31, 2015
Financial assets [abstract]
Receivables	$ 449,077		$ 488,718
Derivative financial instruments	1,588		2,304
Trade receivables	1,133,236
Trade receivables, net			1,011,430
Other investments	51,473		135,865
Cash and cash equivalents	250,541	[1]	337,779	[1]	$ 183,463		$ 151,491
Total Assets	1,885,915		1,976,096
Financial liabilities [abstract]
Other liabilities	105,659		116,549
Trade payables	864,827		860,767
Derivative financial liabilities	12,981		6,001
Finance lease liabilities	73,828		77,035
Borrowings	2,036,957		3,221,907
Total Liabilities	3,094,252		4,282,259
Derivatives
Financial liabilities [abstract]
Other liabilities			0
Trade payables			0
Derivative financial liabilities			6,001
Finance lease liabilities			0
Borrowings			0
Total Liabilities			6,001
Liabilities at fair value through profit or loss
Financial liabilities [abstract]
Other liabilities	0
Trade payables	0
Derivative financial liabilities	12,981
Finance lease liabilities	0
Borrowings	0
Total Liabilities	12,981
Amortized cost
Financial liabilities [abstract]
Other liabilities	105,659
Trade payables	864,827
Derivative financial liabilities	0
Finance lease liabilities	73,828
Borrowings	2,036,957
Total Liabilities	3,081,271
Held to maturity
Financial liabilities [abstract]
Other liabilities			0
Trade payables			0
Derivative financial liabilities			0
Finance lease liabilities			0
Borrowings			0
Total Liabilities			0
Other financial liabilities
Financial liabilities [abstract]
Other liabilities			116,549
Trade payables			860,767
Derivative financial liabilities			0
Finance lease liabilities			77,035
Borrowings			3,221,907
Total Liabilities			4,276,258
Loans and receivables
Financial assets [abstract]
Receivables			488,718
Derivative financial instruments			0
Trade receivables, net			1,011,430
Other investments			30,231
Cash and cash equivalents			101,444
Total Assets			1,631,823
Amortized cost
Financial assets [abstract]
Receivables	449,077
Derivative financial instruments	0
Trade receivables	1,133,236
Other investments	14,843
Cash and cash equivalents	110,086
Total Assets	1,707,242
Assets at fair value through profit or loss
Financial assets [abstract]
Receivables	0		0
Derivative financial instruments	1,588		2,304
Trade receivables	0
Trade receivables, net			0
Other investments	0		99,505
Cash and cash equivalents	140,455		236,335
Total Assets	142,043		338,144
Assets at fair value through OCI
Financial assets [abstract]
Receivables	0
Derivative financial instruments	0
Trade receivables	0
Other investments	36,630
Cash and cash equivalents	0
Total Assets	$ 36,630
Held to maturity
Financial assets [abstract]
Receivables			0
Derivative financial instruments			0
Trade receivables, net			0
Other investments			6,129
Cash and cash equivalents			0
Total Assets			$ 6,129

[1]	It includes restricted cash of $2,216, $50 and $83 as of December 31, 2018, 2017 and 2016, respectively. In addition, the Company had other investments with a maturity of more than three months for $51,472, $135,864 and $150,851 as of December 31, 2018, 2017 and 2016, respectively.